Fair Value Measurement and Fair Value of Financial Instruments - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020
Private Placement [Member]
Liabilities:
Warrant Liability	$ 56,460	$ 124,260
Convertible Preferred Stock Warrants [Member]
Liabilities:
Warrant Liability			$ 15,995
Level 1 [Member] | Private Placement [Member]
Liabilities:
Warrant Liability	0	0
Level 1 [Member] | Convertible Preferred Stock Warrants [Member]
Liabilities:
Warrant Liability			0
Level 2 [Member] | Private Placement [Member]
Liabilities:
Warrant Liability	0	0
Level 2 [Member] | Convertible Preferred Stock Warrants [Member]
Liabilities:
Warrant Liability			0
Level 3 [Member] | Private Placement [Member]
Liabilities:
Warrant Liability	$ 56,460	$ 124,260
Level 3 [Member] | Convertible Preferred Stock Warrants [Member]
Liabilities:
Warrant Liability			$ 15,995